Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of compensation of key management personnel

	2023	2022	2021
Salaries, bonus and benefits (*)	44,229	48,061	45,014
Payroll charges	11,700	12,760	11,981
Share-based compensation	17,221	19,106	21,798
Total	73,150	79,927	78,793
(*)	Includes compensation for members of the Management and audit committee.